Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Successor [Member]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease commitments under non-cancellable capital leases with initial or remaining terms of one year or more at December 31, 2019, are payable as follows (in thousands):

	Future Minimum Lease Payments	Future Interest Payments	Total Payments
2020	$22,930	$1,070	$24,000
2021	10,743	1,257	12,000
2022	-	-	-
2023	-	-	-
2024	-	-	-
2025	-	-	-
Thereafter	-	-	-
Total	$33,673	$2,327	$36,000

Operating lease commitments

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at December 31, 2019, are payable as follows (in thousands):

2020	$23,201
2021	18,560
2022	2,780
2023	2,291
2024	2,292
2025	2,296
Thereafter	1,629
Total	$53,049